Poplar Forest Partners Fund
Schedule of Investments - December 31, 2023 (Unaudited)
Shares		Value
	Common Stocks —93.8%
	Air Freight & Logistics — 3.0%
37,500	FedEx Corp.	$9,486,375

	Banks — 6.0%
135,000	Citigroup, Inc.	6,944,400
237,000	Wells Fargo & Co.	11,665,140
		18,609,540

	Biotechnology — 3.5%
49,500	United Therapeutics Corp. (a)	10,884,555

	Capital Markets — 1.0%
45,000	Stifel Financial Corp.	3,111,750

	Chemicals — 4.0%
224,000	Dow, Inc.	12,284,160

	Consumer Finance — 2.6%
232,000	Ally Financial, Inc.	8,101,440

	Consumer Staples Distribution & Retail — 3.6%
78,500	Dollar Tree, Inc. (a)	11,150,925

	Diversified Telecommunication Services — 3.9%
715,000	AT&T, Inc.	11,997,700

	Electrical Equipment — 1.9%
158,500	Sensata Technologies Holding plc	5,954,845

	Entertainment — 1.5%
410,000	Warner Bros. Discovery, Inc. (a)	4,665,800

	Financial Services — 8.1%
473,000	Equitable Holdings, Inc.	15,750,900
156,500	Fidelity National Information Services, Inc.	9,400,955
		25,151,855

	Food Products — 4.3%
249,000	Tyson Foods, Inc. - Class A	13,383,750

	Gas Utilities — 3.7%
226,000	National Fuel Gas Co.	11,338,420

	Health Care Providers & Services — 8.1%
58,500	Cencora, Inc.	12,014,730
164,500	CVS Health Corp.	12,988,920
		25,003,650

	Hotels, Restaurants & Leisure — 3.0%
190,000	Las Vegas Sands Corp.	9,349,900

	Insurance — 6.3%
103,000	Allstate Corp.	14,417,940
75,000	American International Group, Inc.	5,081,250
		19,499,190

	IT Services — 4.8%
91,000	International Business Machines Corp.	14,883,050

	Machinery — 3.1%
87,500	Oshkosh Corp.	9,485,875

	Multi-Utilities — 1.3%
84,500	Dominion Energy, Inc.	3,971,500

	Oil, Gas & Consumable Fuels — 5.7%
77,000	Chevron Corp.	11,485,320
147,500	Murphy Oil Corp.	6,292,350
		17,777,670

	Pharmaceuticals — 3.7%
104,000	Merck & Co., Inc.	11,338,080

	Semiconductors & Semiconductor Equipment — 4.8%
294,000	Intel Corp.	14,773,500

	Textiles, Apparel & Luxury Goods — 2.3%
196,000	Tapestry, Inc.	7,214,760

	Tobacco — 3.6%
119,000	Philip Morris International, Inc.	11,195,520
	Total Common Stocks (Cost $216,066,372)	290,613,810

	REITs —1.1%
	Residential REITs — 1.1%
25,500	Sun Communities, Inc.	3,408,075
	Total REITs (Cost $2,770,473)	3,408,075

Shares/Principal Amount
	Short-Term Investments — 4.4%
	Money Market Fund — 1.4%
4,431,768	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 5.21% (b)	4,431,768
	U.S. Treasury Bills — 3.0%
$3,130,000	5.331%, 3/28/2024 (c)	3,091,180
3,165,000	5.214%, 6/27/2024 (c)	3,086,598
3,240,000	4.819%, 12/26/2024 (c)	3,093,598
		9,271,376
	Total Short-Term Investments (Cost $13,698,605)	13,703,144
	Total Investments (Cost $232,535,450) — 99.3%	307,725,029
	Other Assets in Excess of Liabilities — 0.7%	2,018,374
	Total Net Assets — 100.00%	$309,743,403

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day annualized yield as of December 31, 2023.
(c)	Rate shown is the discount rate at December 31, 2023.

Poplar Forest Partners Fund
Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$16,663,500	$–	$–	$16,663,500
Consumer Discretionary	16,564,660	–	–	16,564,660
Consumer Staples	35,730,195	–	–	35,730,195
Energy	17,777,670	–	–	17,777,670
Financials	74,473,775	–	–	74,473,775
Health Care	47,226,285	–	–	47,226,285
Industrials	24,927,095	–	–	24,927,095
Information Technology	29,656,550	–	–	29,656,550
Materials	12,284,160	–	–	12,284,160
Utilities	15,309,920	–	–	15,309,920
Total Common Stocks	290,613,810	–	–	290,613,810
REITs	3,408,075	–	–	3,408,075
Money Market Fund	4,431,768	–	–	4,431,768
U.S. Treasury Bills	–	9,271,376	–	9,271,376
Total Investments	$298,453,653	$9,271,376	$–	$307,725,029

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.